IOWA PUBLIC AGENCY INVESTMENT TRUST


                            INTERIM FINANCIAL REPORT
                               DECEMBER 31, 1999






                                SPONSORED BY THE

                    IOWA ASSOCIATION OF MUNICIPAL UTILITIES
                       IOWA STATE ASSOCIATION OF COUNTIES
                             IOWA LEAGUE OF CITIES
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[THIS PAGE LEFT BLANK INTENTIONALLY]

TRUSTEES' REPORT

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1999. During 1999, market rates for short-term securities increased as the Federal Reserve Board increased overnight rates on three separate occasions for a total of 0.75 percent. IPAIT's rates increased during the period by a similar amount. IPAIT maintained a consistent focus upon its three complementary investment objectives; protection of invested participant funds, maintaining the necessary degree of liquidity to accommodate participant needs and providing participants with an excellent market rate of return.

Participation in IPAIT's investment programs continues to grow and serve additional participants. As of December 31, 1999, a total of 168 cities, 86 counties, 73 municipal utilities and 37 28E organizations, were authorized to invest in IPAIT. During the semi-annual period, total assets invested within the liquid funds ranged from a low of $242,104,825 to a high of $331,481,323. When fixed term securities are included, the respective figures range from a low of $405,175,159 to a high of $488,704,626. Average total funds invested in 1999 for all investment alternatives exceeded average total funds for much of the year, reaching an all-time high of $514,462,963 on April 9, 1999.

IPAIT also introduced participants to www.ipait.org during the period, IPAIT's proprietary website that enables participants to access every component of program performance, including electronic transaction investment and withdrawal requests.

The Board of Trustees is very pleased with the success of the IPAIT cash management program and would welcome any comments or suggestions that you might have. Our goal is to provide a cash management program that is increasingly responsive to member needs.


Respectfully,



Robert Hagey, Chair
Board of Trustees

MANAGEMENT DISCUSSION

During the first half of fiscal year 1999-00, short-term interest rates increased. The Federal Reserve increased the Federal Funds rate three times to stabilize financial markets and temper domestic economic growth. The Fed became increasingly concerned that a vibrant domestic economy might expand too rapidly, introducing the possibility of inflationary excess.


The domestic economic growth continues to be strong, led by consumer and construction spending. The global economic environment has largely stabilized, a dramatic turn-around from one year ago. This combination of factors will likely cause the Federal Reserve to increase interest rates over the next several months if they change rates at all.

The rate on the IPAIT Diversified Fund increased from 4.39 percent to 5.13 percent during the period. The Fund consistently provided a rate more than 0.20 percent above the IBC Index of national money market funds.

The average maturity of the Fund ended the period at 44 days, taking advantage of increasing rates in both marketable securities and Certificates of Deposit offered by Iowa financial institutions when advantageous.

The IPAIT program continues to emphasize three elements: safety, liquidity, and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1999
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                          Yield at
 Par                                                                      Time of                     Amortized
 Value     Description                                                    Purchase  Due Date          Cost
 -----     -----------                                                    --------  --------          ----
DISCOUNTED GOVERNMENT SECURITIES -- 27.25%
$5,000,000 Federal Home Loan Mortgage Corporation-Discount Note            5.74%     01/10/00         $4,993,025
 4,283,000 Student Loan Marketing Association-Discount Note                5.91%     01/10/00          4,276,790
 2,618,000 Federal Home Loan Mortgage Corporation-Discount Note            5.77%     01/13/00          2,613,069
 4,398,000 Federal Home Loan Mortgage Corporation-Discount Note            5.43%     01/20/00          4,385,907
 1,100,000 Federal Home Loan Mortgage Corporation-Discount Note            5.77%     01/21/00          1,096,578
 4,300,000 Federal Agricultural Mortgage Corporation-Discount Note         5.84%     01/21/00          4,286,288
 5,000,000 Federal National Mortgage Association-Discount Note             5.66%     01/27/00          4,980,048
 5,000,000 Federal National Mortgage Association-Discount Note             5.67%     01/27/00          4,979,994
 1,000,000 Federal Home Loan Mortgage Corporation-Discount Note            5.68%     01/27/00            995,992
 1,644,000 Federal Home Loan Mortgage Corporation-Discount Note            5.76%     02/03/00          1,635,591
 5,000,000 Federal Home Loan Mortgage Corporation-Discount Note            5.71%     02/04/00          4,973,886
                                                                                                      -----------------
                TOTAL (cost -- $39,217,168)                                                           $39,217,168
                                                                                                      -----------------

COUPON SECURITIES -- 46.98%
$1,000,000 Federal National Mortgage Association, 6.15%                    5.64%     01/13/00          $1,000,155
 1,750,000 Federal Home Loan Bank, 4.90%                                   5.74%     01/14/00           1,749,421
 2,300,000 Federal Home Loan Bank, 4.90%                                   6.42%     01/14/00           2,298,702
 2,300,000 Federal National Mortgage Association, 6.07%                    5.64%     01/20/00           2,300,484
 1,000,000 Federal Farm Credit Bank, 6.49%                                 6.13%     01/20/00           1,000,091
 2,357,000 Federal National Mortgage Association, 5.34%                    5.64%     01/24/00           2,356,558
 2,000,000 Federal National Mortgage Association, 5.43%                    5.72%     01/27/00           1,999,454
 2,835,000 Federal Farm Credit Bank, 4.80%                                 5.78%     02/01/00           2,832,540
 6,000,000 Student Loan Marketing Association, Variable Rate, 5.888%*      5.83%     02/02/00           5,998,528
 5,000,000 Federal Home Loan Bank, 6,222%                                  5.52%     02/11/00           5,003,752
 1,915,000 Federal Home Loan Bank, 6,222%                                  5.52%     02/11/00           1,916,433
 3,000,000 Federal Home Loan Bank, 4.725%                                  5.86%     02/15/00           2,995,920
 2,000,000 Federal Home Loan Bank, 4.95%                                   5.87%     02/24/00           1,997,264
 2,500,000 Federal National Mortgage Association, 5.91%                    5.23%     02/25/00           2,502,407
 2,500,000 Federal Home Loan Bank, 5.22%                                   5.77%     03/17/00           2,496,381
 1,000,000 Federal Home Loan Bank, Variable Rate, 4.595%*                  5.88%     03/22/00             997,220
 1,225,000 Federal Home Loan Mortgage Corporation, 5.875%                  6.18%     03/22/00           1,223,918
 5,000,000 Federal Home Loan Bank, Variable Rate, 5.913%*                  4.95%     03/24/00           5,000,000
 1,000,000 Federal National Mortgage Association, 9.05%                    6.33%     04/10/00           1,006,951
 5,000,000 Federal Home Loan Bank, Variable Rate, 5.923%*                  4.83%     04/12/00           4,999,443
 5,000,000 Federal Home Loan Bank, Variable Rate, 5.923%*                  5.21%     04/12/00           5,000,510
 1,000,000 Federal Home Loan Bank, 5.50%                                   5.55%     04/14/00             999,835
 7,500,000 Federal Home Loan Mortgage Corporation, Variable Rate, 5.963%*  4.86%     04/14/00           7,498,935
 2,000,000 Federal National Mortgage Association, 5.52%                    6.28%     04/17/00           1,995,229
 1,000,000 Federal National Mortgage Association, 6.41%                    5.67%     05/22/00           1,002,727
 1,000,000 Federal Home Loan Bank, 5.625%                                  5.63%     06/02/00             999,965
 1,000,000 Federal National Mortgage Association, 6.25%                    5.96%     06/16/00           1,001,236
   500,000 Federal Home Loan Bank, 5.50%                                   5.61%     07/14/00             499,709
 1,000,000 Federal Farm Credit Bank, 6.69%                                 6.27%     07/18/00           1,002,144
 7,000,000 Federal National Mortgage Association, 5.67%                    5.67%     07/21/00           7,000,000
 5,000,000 Federal Home Loan Bank, Variable Rate, 5.993%*                  5.28%     07/28/00           4,997,430
 5,000,000 Federal National Mortgage Association, Variable Rate, 6.30%*    5.07%     08/02/00           4,998,027
 5,000,000 Federal National Mortgage Association, Variable Rate, 5.62%*    5.17%     08/09/00           4,998,491
 2,000,000 Federal Farm Credit Bank, 5.66%                                 5.95%     08/11/00           1,996,360
 1,000,000 Federal Home Loan Bank, 5.57%                                   5.97%     08/14/00             997,536
 1,000,000 Federal National Mortgage Association, 5.31%                    6.12%     09/15/00             994,420
   500,000 Federal Home Loan Mortgage Corporation, 5.97%                   6.08%     09/25/00             499,578
 1,450,000 Federal Home Loan Bank, 5.895%                                  6.09%     10/16/00           1,447,749
   500,000 Federal National Mortgage Association, 6.22%                    6.22%     11/08/00             500,000
                                                                                                     -----------------
                TOTAL (cost -- $100,105,503)                                                         $100,105,503
                                                                                                     -----------------

CERTIFICATES OF DEPOSIT -- 17.31%
$1,000,000 American State Bank, Sioux Center                               5.50%     01/10/00          $1,000,000
   150,000 Community Bank, Preston                                         5.90%     01/11/00             150,000
 1,000,000 Community First National Bank, Decorah                          5.63%     01/11/00           1,000,000
   300,000 Community Bank, Miles                                           5.90%     01/11/00             300,000
   500,000 Maquoketa State Bank, Maquoketa                                 5.10%     01/11/00             500,000
   500,000 Farmers State Bank, Hawarden                                    5.85%     01/12/00             500,000
 5,000,000 Bankers Trust Company, Des Moines                               5.85%     01/13/00           5,000,000
 2,500,000 First National Bank, Ames                                       5.55%     01/18/00           2,500,000
 2,000,000 First State Bank, Conrad                                        5.85%     01/18/00           2,000,000
   500,000 American State Bank, Sioux Center                               5.70%     01/19/00             500,000
 1,000,000 DeWitt Bank & Trust, DeWitt                                     5.85%     01/20/00           1,000,000
 1,000,000 DeWitt Bank & Trust, DeWitt                                     5.85%     01/24/00           1,000,000
   500,000 American State Bank, Sioux Center                               5.95%     01/24/00             500,000
 1,000,000 Community First National Bank, Decorah                          5.85%     01/24/00           1,000,000
   250,000 Farmers State Bank, Hawarden                                    6.00%     01/26/00             250,000
 1,000,000 Community First National Bank, Decorah                          5.90%     01/27/00           1,000,000
 2,000,000 First State Bank, Conrad                                        6.00%     01/28/00           2,000,000
 2,000,000 Peoples Bank, Elkader                                           5.80%     02/15/00           2,000,000
   500,000 Citizens Bank, Sac City                                         5.10%     02/17/00             500,000
   250,000 Ft. Madison Bank & Trust, Ft. Madison                           5.20%     02/18/00             250,000
 1,000,000 DeWitt Bank & Trust, DeWitt                                     5.20%     02/25/00           1,000,000
   500,000 Union State Bank, Winterset                                     5.20%     02/28/00             500,000
   500,000 Union State Bank, Monona                                        5.95%     03/14/00             500,000
   500,000 Hartford-Carlisle Savings Bank, Carlisle                        5.75%     03/16/00             500,000
   500,000 Hartford-Carlisle Savings Bank, Carlisle                        5.50%     03/16/00             500,000
 1,000,000 Peoples Savings Bank, Elma                                      5.95%     03/20/00           1,000,000
   250,000 Farmers State Bank, Hawarden                                    5.95%     03/22/00             250,000
 1,000,000 St. Ansgar State Bank, St. Ansgar                               5.38%     04/11/00           1,000,000
   500,000 American Bank, LeMars                                           5.38%     04/13/00             500,000
   400,000 Exchange Bank, Collins                                          5.38%     04/14/00             400,000
   200,000 Maxwell State Bank, Maxwell                                     5.25%     04/21/00             200,000
   500,000 American Bank, LeMars                                           5.25%     05/01/00             500,000
   250,000 Ft. Madison Bank & Trust, Ft. Madison                           6.00%     05/22/00             250,000
   300,000 First State Bank, Ida Grove                                     6.00%     05/30/00             300,000
 1,000,000 St. Ansgar State Bank, St. Ansgar                               6.05%     06/07/00           1,000,000
   500,000 First Federal Bank, Newton                                      6.05%     06/14/00             500,000
   250,000 Citizens Bank, Sac City                                         6.05%     06/19/00             250,000
   250,000 Citizens Bank, Sac City                                         5.75%     07/05/00             250,000
   500,000 American Bank, LeMars                                           5.75%     07/20/00             500,000
   600,000 DeWitt Bank & Trust, DeWitt                                     5.95%     08/09/00             600,000
   500,000 First State Bank, Nora Springs                                  5.95%     08/22/00             500,000
   300,000 State Savings Bank, Baxter                                      6.00%     09/08/00             300,000
   500,000 First American Bank, Ames                                       6.05%     09/20/00             500,000
   500,000 American Bank, LeMars                                           6.15%     10/10/00             500,000
   400,000 Exchange Bank, Collins                                          6.15%     10/12/00             400,000
 1,000,000 Union State Bank, Winterset                                     6.20%     10/23/00           1,000,000
   250,000 State Savings Bank, Baxter                                      6.20%     10/24/00             250,000
                                                                                                      -----------------
                TOTAL (cost -- $36,900,000)                                                           $36,900,000
                                                                                                      -----------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 16.79%
$17,889,000 Merrill Lynch, Repurchase Agreement                            3.00%     01/03/00         $17,889,000
 17,889,000 SBC Warburg Dillon Read, Repurchase Agreement                  2.75%     01/03/00          17,889,000
                                                                                                      -----------------
                TOTAL (cost -- $35,778,000)                                                           $35,778,000
                                                                                                      -----------------

TOTAL INVESTMENTS -- 99.48% (cost -- $212,000,671)                                                   $212,000,671

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .52%
                (Includes $58,405 payable to IMG and $931,497
                dividends payable to unitholders)                                                      $1,109,467
                                                                                                     -----------------

NET ASSETS -- 100%
                Applicable to 213,110,138 outstanding units                                          $213,110,138
                                                                                                     =================

NET ASSET VALUE:
                Offering and redemption price per unit ($213,110,138
                divided by 213,110,138 units outstanding)                                                 $1.00
                                                                                                     =================
*Denotes floating rate investment with interest rate as of December 31, 1999.
See accompanying notes to financial statements.


IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1999
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                   Yield at
 Par                                                               Time of                           Amortized
 Value       Description                                           Purchase       Due Date           Cost
 -----       -----------                                           --------       --------           ----
COUPON SECURITIES -- 15.52%
$3,000,000   Private Export Funding, 7.90%                          5.57%        03/31/00             $3,016,433
 1,550,000   Private Export Funding, 7.90%                          6.12%        03/31/00              1,556,214
 5,000,000   Housing Urban Development, 6.59%                       5.92%        08/01/00              5,018,268
                                                                                                     -----------------
                TOTAL (cost -- $9,590,915)                                                            $9,590,915
                                                                                                     -----------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 84.57%
$52,275,000  SBC Warburg Dillon Read, Repurchase Agreement          2.75%        01/00/00            $52,275,000
                                                                                                     -----------------
                TOTAL (cost -- $52,275,000)                                                          $52,275,000
                                                                                                     -----------------

TOTAL INVESTMENTS -- 100.09% (cost -- $61,865,915)                                                   $61,865,915

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES --  (.09%)
                (Includes $17,941 payable to IMG and $257,371
                dividends payable to unitholders)                                                       ($55,851)
                                                                                                     -----------------

NET ASSETS -- 100%
                Applicable to 61,810,064 outstanding units                                           $61,810,064
                                                                                                     =================

NET ASSET VALUE:
                Offering and redemption price per unit ($61,810,064
                divided by 61,810,064 units outstanding)                                                  $1.00

See accompanying notes to financial statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 1, 1999 TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                            DIVERSIFIED      DIRECT GOVERNMENT
                                             PORTFOLIO     OBLIGATION PORTFOLIO
                                           ------------    ---------------------
INVESTMENT INCOME:
   Interest                                  $5,329,979              $1,967,054
                                           ============    =====================

EXPENSES:
   Investment advisory, administrative,
      and program support fees                  316,488                 124,776
   Custody and bank trust services fees         122,709                  47,264
   Distribution fees                             99,107                  37,811
   Other fees and expenses                       24,777                   9,453
                                           ------------    ---------------------

Total Expenses                                  563,081                 219,304
                                           ------------    ---------------------

NET INVESTMENT INCOME                        $4,766,898              $1,747,750
                                           ============    =====================

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 1, 1999 TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                            DIVERSIFIED     DIRECT GOVERNMENT
                                             PORTFOLIO     OBLIGATION PORTFOLIO
                                           ------------    ---------------------
From Investment Activities:
   Net investment income
   distributed to unitholders                $4,766,898              $1,747,750
                                           ============    =====================

From Unit Transactions:
   (at constant net asset value of $1
   per unit)
   Units sold                              $522,600,517              $9,777,222
   Units issued in reinvestment
      of dividends from net
      investment income                       4,766,898               1,747,750
   Units redeemed                          (502,816,113)            (37,311,289)
                                           ------------    ---------------------
   Net increase (decrease) in net assets
      derived from unit transactions         24,551,302             (25,786,317)

Net assets at beginning of period           188,558,836              87,596,381
                                           ------------    ---------------------

Net assets at end of period                $213,110,138             $61,810,064
                                           ============    =====================

See accompanying notes to financial statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
DIVERSIFIED PORTFOLIO
SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD*
--------------------------------------------------------------------------------


                           1999    1998       1997       1996       1995
                        --------------------------------------------------------
Net Asset Value,
Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
Net Investment Income      0.048      0.048      0.051      0.049      0.053
Dividends Distributed     (0.048)    (0.048)    (0.051)    (0.049)    (0.053)
                        --------------------------------------------------------
Net Asset Value,
End of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000


Total Return               4.79%      4.81%      5.11%      4.87%      5.30%
Ratio of Expenses
to Average Net Assets      0.57%      0.57%      0.57%      0.57%      0.57%
Ratio of Net Income to
Average Net Assets         4.79%      4.81%      5.11%      4.87%      5.30%
Net Assets,
End of Period
(000 Omitted)            $213,110   $192,712   $161,914   $214,444   $187,247


*For the six month period ending December 31, annualized.

See accompanying notes to financial statements.




DIRECT GOVERNMENT OBLIGATION PORTFOLIO
SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD*
--------------------------------------------------------------------------------


                         1999      1998       1997       1996       1995
                        --------------------------------------------------------
Net Asset Value,
Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
Net Investment Income      0.046      0.047      0.050      0.048      0.052
Dividends Distributed     (0.046)    (0.047)    (0.050)    (0.048)    (0.052)
                        --------------------------------------------------------
Net Asset Value,
End of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000


Total Return               4.63%      4.68%      5.01%      4.81%      5.21%
Ratio of Expenses
to Average Net Assets      0.58%      0.58%      0.58%      0.58%      0.58%
Ratio of Net Income to
Average Net Assets         4.63%      4.68%      5.01%      4.81%      5.21%
Net Assets,
End of Period
(000 Omitted)           $ 61,810   $ 72,730   $ 52,182   $ 55,091   $ 45,379


*For the six month period ending December 31, annualized.

See accompanying notes to financial statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, including the Diversified Portfolio and Direct Government Obligation Portfolios. The
accompanying financial statements include activities of the Diversified and Direct Government Obligation Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Norwest Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor, Administrator and Program Support Provider.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS, CONTINUED

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 1999, the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $36,498,413 and $53,321,469 for the Diversified and Direct Government Obligation Portfolios, repsectively.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the Iowa multiple financial institution collateral pool in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from federal and state income tax.

FEES AND EXPENSES

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. For the six month period ended December 31, 1999 the Diversified and Direct Government Obligation Portfolios paid $316,488 and $124,776, respectively, to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Norwest also receives .075 percent of the average daily net asset value for bank trust services. For the six month period ended December 31, 1999, the Diversified and Direct Government Obligation Portfolios paid $122,709 and $47,264, repsectively, to Norwest for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the six month period ended December 31, 1999, the Diversified and Direct Government Obligation Portfolios paid $52,553 and $34,678, respectively, to the Iowa League of Cities, and $13,387 and $3,133, respectively, to the Iowa Association of Municipal Utilities. For the six month period ended December 31, 1999, the Diversified Portfolio paid $33,167 to Iowa State Association of Counties. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2)  SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified and Direct Government Obligation Portfolios aggregated $6,969,108,717 and $8,860,228,086, respectively, for the six month period ended December 31, 1999. Proceeds from maturities of securities for the Diversified and Direct Government Obligation Portfolios aggregated $6,944,497,418 and $8,886,159,000, respectively, for the six month period ended December 31, 1999.

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


                                BOARD OF TRUSTEES


ROBERT HAGEY, Treasurer, Sioux              PAUL OLDHAM, Office Manager,
County, Chair                               Algona Municipal Utilities, Trustee
TOM HANAFAN, Mayor, Council                 JODY E. SMITH, Director of
Bluffs, Vice Chair                          Administrative Services, West Des
DON KERKER, Director of Finance             Moines, Trustee
and Administrative Services,                BOB HAUG, Executive Director,
Muscatine Power and Water,                  Iowa Association of Municipal
Trustee                                     Utilities, Ex-Officio Member and
ARLYS HANNAM, City Clerk,                   Secretary
Coralville, Trustee                         THOMAS BREDEWEG, Executive
JIM AHRENHOLTZ, Office Manager,             Director, Iowa League of Cities,
Denison Municipal Utility, Trustee          Ex-Officio Member and Treasurer
FLOYD MAGNUSSON, Supervisor,                WILLIAM PETERSON, Executive
Webster County, Trustee                     Director, Iowa State Association of
NORMAN KEHRBERG, Treasurer,                 Counties, Ex-Officio Member and
Plymouth County, Trustee                    Assistant Secretary










                                SERVICE PROVIDERS

ADMINISTRATOR - INVESTMENT ADVISOR:          LEGAL COUNSEL:
    Investors Management Group               Ahlers, Cooney, Dorweiler, Haynie,
    2203 Grand Avenue                        Smith & Allbee, P.C.
    Des Moines, IA  50312-5338               100 Court Avenue, Ste. 600
                                             Des Moines, IA  50309




CUSTODIAN AND BANK TRUST SERVICE PROVIDER:   INDEPENDENT AUDITORS:
    Norwest Bank Iowa, N.A.                  KPMG LLP
    666 Walnut, P.O. Box 837                 2500 Ruan Center
    Des Moines, IA  50304                    Des Moines, IA  50309








                       IOWA PUBLIC AGENCY INVESTMENT GROUP
                                  www.ipait.org
                            666 Walnut, P.O. Box 837
                             Des Moines, Iowa 50304
                        (800) 872-0140 or (515) 245-3245